Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating income:
Net sales of goods	$ 1,122,995	$ 1,223,942	$ 1,015,670
Net sales of services	24,001	29,697	28,782
Royalty income	20,385	20,739	24,339
Total operating income	1,167,381	1,274,378	1,068,791
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(625,484)	(627,433)	(497,812)
Cost of services, excluding depreciation and amortization	(4,318)	(12,954)	(10,754)
Exploration in operating units	(90,343)	(94,928)	(96,149)
Depreciation and amortization	(241,286)	(213,722)	(192,647)
Mining royalties	(21,526)	(31,217)	(27,611)
Total operating costs	(982,957)	(980,254)	(824,973)
Gross profit	184,424	294,124	243,818
Operating expenses, net
Administrative expenses	(78,760)	(83,597)	(81,692)
Exploration in non-operating areas	(36,307)	(18,262)	(26,589)
Selling expenses	(27,522)	(24,088)	(21,733)
Reversal (provision) and contingent liabilities	11,239	(13,879)	(565)
Impairment recovery (loss) of long-lived assets	5,693	(21,620)	0
Write – off of stripping activity asset	0	(13,573)	0
Other, net	(5,012)	(13,589)	18,957
Total operating expenses	(130,669)	(188,608)	(111,622)
Operating profit	53,755	105,516	132,196
Other income (expense), net
Finance costs	(38,456)	(34,623)	(31,580)
Net gain (loss) from currency exchange difference	(1,366)	2,928	2,638
Share in the results of associates	(1,144)	13,207	(365,321)
Finance income	9,686	5,517	6,830
Total other income (expenses), net	(31,280)	(12,971)	(387,433)
Profit (loss) before income tax	22,475	92,545	(255,237)
Income tax
Current income tax	(16,928)	(23,837)	(39,444)
Deferred income tax	(9,998)	5,825	(14,060)
Profit (loss) from continuing operations	(4,451)	74,533	(308,741)
Income tax (expense) benefit	(26,926)	(18,012)	(53,504)
Discontinued operations
Net loss from discontinued operations attributable to equity holders of the parent	(7,203)	(10,098)	(19,073)
Profit (loss) for the year	(11,654)	64,435	(327,814)
Attributable to:
Equity holders of the parent	(13,445)	60,823	(323,492)
Non-controlling interest	1,791	3,612	(4,322)
Loss for the year	$ (11,654)	$ 64,435	$ (327,814)
Basic and diluted profit (loss) per share attributable to equity holders of the parent, stated in U.S. dollars	$ (0.05)	$ 0.24	$ (1.27)
Profit (loss) for continuing operations, basic and diluted per share attributable to equity holders of the parent, expressed in US dollars	$ (0.02)	$ 0.28	$ (1.20)
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Total comprehensive loss for the year	$ 10,947	$ 45,149	$ (333,204)
Minera Yanacocha SRL and subsidiary [Member]
Operating income:
Net sales of goods	635,393	645,176	761,193
Other operating income	21,965	21,870	17,713
Total operating income	657,358	667,046	778,906
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(596,164)	(746,918)	(776,394)
Other operating costs	(2,217)	(2,062)	(2,951)
Total operating costs	(598,381)	(748,980)	(779,345)
Gross profit	58,977	(81,934)	(439)
Operating expenses, net
Administrative expenses	(2,783)	(4,760)	(8,780)
Selling expenses	(2,627)	(3,921)	(3,695)
Impairment recovery (loss) of long-lived assets	0	0	(889,499)
Other, net	(76,155)	(63,514)	(71,496)
Total operating expenses	(81,565)	(72,195)	(973,470)
Operating profit	(22,588)	(154,129)	(973,909)
Other income (expense), net
Finance costs	(39,024)	(23,766)	(15,107)
Net gain (loss) from currency exchange difference	(2,056)	3,636	(13,741)
Finance income	11,448	5,831	2,132
Total other income (expenses), net	(29,632)	(14,299)	(26,716)
Profit (loss) before income tax	(52,220)	(168,428)	(1,000,625)
Income tax
Income tax (expense) benefit	(29,297)	(7,026)	(43,127)
Discontinued operations
Profit (loss) for the year	(81,517)	(175,454)	(1,043,752)
Attributable to:
Loss for the year	(81,517)	(175,454)	(1,043,752)
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Changes in the fair value of available-for-sale financial asset, net of tax effect	(91)	(3,244)	651
Total comprehensive loss for the year	(81,608)	(178,698)	(1,043,101)
Sociedad Minera Cerro Verde S.A.A. [Member]
Operating income:
Net sales of goods	3,054,026	3,202,931	2,384,154
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(2,010,972)	(1,768,238)	(1,553,040)
Gross profit	1,043,054	1,434,693	831,114
Operating expenses, net
Selling expenses	(137,008)	(141,669)	(131,391)
Other, net	(68,683)	(258,826)	(24,107)
Total operating expenses	(205,691)	(400,495)	(155,498)
Operating profit	837,363	1,034,198	675,616
Other income (expense), net
Finance costs	(426,733)	(216,912)	(80,438)
Net gain (loss) from currency exchange difference	6,161	13,288	7,857
Finance income	28,089	5,350	954
Total other income (expenses), net	(392,483)	(198,274)	(71,627)
Profit (loss) before income tax	444,880	835,924	603,989
Income tax
Income tax (expense) benefit	(325,170)	(486,043)	(263,082)
Discontinued operations
Profit (loss) for the year	119,710	349,881	340,907
Attributable to:
Loss for the year	$ 119,710	$ 349,881	$ 340,907
Basic and diluted profit (loss) per share attributable to equity holders of the parent, stated in U.S. dollars	$ 0.342	$ 1.000	$ 0.974